401(k) Savings Plan	6 Months Ended
Jun. 30, 2012
401(k) Savings Plan

Note 5—401(k) Savings Plan:

During 2012, the Company adopted a 401(k) savings plan for the benefit of its employees. The Company is required to make matching contributions to the 401(k) plan equal to 100% of the first 3% of wages deferred by each participating employee and 50% on the next 2% of wages deferred by each participating employee. The Company incurred expenses for employer matching contributions of approximately $36,000 and $56,500 for the three and six months ended June 30, 2012, respectively.